Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Jan
Schedule of Investments
March 31, 2022 (Unaudited)

		Shares	Value
EXCHANGE TRADED FUNDS - 36.18%
iShares 0-3 Month Treasury Bond ETF		1,000	$100,050
Schwab Short-Term U.S. Treasury ETF		1,968	97,495
SPDR Portfolio Short Term Treasury ETF		1,646	48,804
Vanguard Short-Term Treasury ETF		1,645	97,482
TOTAL EXCHANGE TRADED FUNDS (Cost $349,485)			343,831

	Contracts	Notional Amount
PURCHASED OPTIONS - 117.86% (a)(b)
CALL OPTIONS - 104.19%
S&P 500® Mini Index, Expires 1/10/2023, Strike Price $0.48	21	$951,384	944,696
S&P 500® Mini Index, Expires 1/10/2023, Strike Price $475.58	21	951,384	45,298
			989,994
PUT OPTIONS - 13.67%
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 1/10/2023, Strike Price $122.88	77	931,238	52,010
iShares 20+ Year Treasury Bond ETF, Expires 1/10/2023, Strike Price $134.71	70	924,560	75,680
S&P 500® Mini Index, Expires 1/10/2023, Strike Price $187.29	21	951,384	2,215
			129,905
TOTAL PURCHASED OPTIONS (Cost $1,112,722)			1,119,899

Total Investments (Cost $1,462,207) - 154.04%			1,463,730
Liabilities in Excess of Other Assets - (54.04)%			(513,531)
TOTAL NET ASSETS - 100.00%			$950,199

Percentages are stated as a percent of net assets.

(a) Exchange-Traded
(b) Purchased option contracts are held in connection with corresponding written option contracts.

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Jan
SCHEDULE OF OPTIONS WRITTEN (a)
March 31, 2022

	Expiration	Strike Price	Contracts	Notional Amount	Value
CALL OPTIONS
S&P 500® Mini Index	1/10/2023	$187.29	21	$(951,384)	$(560,135)
					(560,135)
PUT OPTIONS
iShares iBoxx $ Investment Grade Corporate Bond ETF	1/10/2023	$129.35	77	(931,238)	(87,388)
iShares 20+ Year Treasury Bond ETF	1/10/2023	$141.80	70	(924,560)	(107,752)
S&P 500® Mini Index	1/10/2023	$420.34	21	(951,384)	(45,322)
					(240,462)
Total Options Written (Premiums Received $751,089)					$(800,597)

(a) Exchange-Traded